Financial Instruments and Financial Risk Management - Schedule of Interest Rates Used to Discount Estimated Cash Flows (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-term Debt
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Interest rates used to discount estimated cash flows	3.40%	2.10%